Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Rent expense related to operating leases	$ 274	$ 186
Future minimum lease payments
2012	260
2013	194
2014	262
2015	267
2016	67
Employee Benefits
Contribution by the company as percentage of employees wages and salaries	9.00%
Expenses incurred	$ 82	$ 64